Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective Tax Increase	$ 39,800
Increase (decrease) in deferred tax liability (asset)	(9,100)
Deferred tax assets and liabilities	(84,458)	$ (128,832)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	286,000	$ 282,000
Yamana To Gold Fields
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Termination Fee Payable	$ 300,000